SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, gross	$ 1,378,258	$ 875,669
Less: accumulated depreciation	(280,847)	(147,231)
Property and equipment, net	1,097,411	728,438
Electronic Bicycle [Member]
Property and equipment, gross	1,202,605	829,004
Furniture and Fixtures [Member]
Property and equipment, gross	58,395	46,665
Vehicles [Member]
Property and equipment, gross	$ 117,258